SUPPLEMENTAL INFORMATION - Additional Information (Details) $ in Millions	1 Months Ended				12 Months Ended
	Jan. 31, 2018 USD ($) vessel shares	Nov. 30, 2017 USD ($) vessel shares	Oct. 31, 2017 USD ($) vessel shares	Mar. 31, 2017 USD ($) vessel shares	Dec. 31, 2017 USD ($) vessel shares
Supplemental Information Table [Line Items]
Number of vessels acquired | vessel					16
Consideration shares issued (in shares) | shares					17,800,000
Debt assumed					$ 285.2
Hemen Holdings Ltd [Member]
Supplemental Information Table [Line Items]
Number of vessels acquired | vessel	1
Shares issued for consideration (in shares) | shares	2,000,000
Capesize Vessels [Member] | Hemen Holdings Ltd [Member]
Supplemental Information Table [Line Items]
Number of vessels acquired | vessel			2		2
Consideration			$ 86.0		$ 86.0
Seller's credit, percentage of price			50.00%		50.00%
Consideration, cash portion			$ 9.0		$ 9.0
Consideration shares issued (in shares) | shares			4,000,000		4,000,000
Consideration shares issued per vessel (in shares) | shares	2,000,000		2,000,000		2,000,000
Number of vessels delivered | vessel		1
Shares issued for consideration (in shares) | shares	2,000,000	2,000,000
Seller's credit loan per vessel	$ 21.5	$ 21.5	$ 43.0
Cash payment for vessel purchase	$ 4.5	$ 4.5
Debt assumed					$ 43.0
Panamax Vessels [Member] | Hemen Holdings Ltd [Member]
Supplemental Information Table [Line Items]
Number of vessels acquired | vessel				2	2
Consideration shares issued (in shares) | shares				3,300,000	3,300,000
Number of vessels delivered | vessel					2
Seller's credit loan per vessel				$ 22.5	$ 22.5
Quintana Shipping Ltd [Domain] | Quintana Vessels [Member]
Supplemental Information Table [Line Items]
Number of vessels acquired | vessel					14
Consideration shares issued (in shares) | shares					14,500,000
Debt assumed					$ 262.7